Related Party Transactions - Schedule of Related Party Receivables and Payables (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Disclosure of transactions between related parties [line items]
Receivables	$ 2,789	$ 3,226
Accounts payable and accrued liabilities	5,333	6,860
Smackover Lithium
Disclosure of transactions between related parties [line items]
Receivables	2,789	3,226
Accounts payable and accrued liabilities	4,700	4,700
Management and Directors
Disclosure of transactions between related parties [line items]
Accounts payable and accrued liabilities	$ 633	$ 2,160